SCHEDULE OF RECONCILIATION OF LONG TERM DEBT (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
DisclosureOfLongTermDebtLineItems [Line Items]
Beginning balance			$ 269,854,235	$ 209,326,775	$ 209,326,775
Secured bank debt borrowings			13,091,001	113,971,395
Secured bank debt repayments			(3,250,201)	(98,400,674)
Borrowing cost incurred				(5,213)
Transfer to liabilities associated with HFS				(7,775,210)
Deferred financing cost amortization			83,122	508,552
Debt modification gain	$ (208,799)		(208,799)	(121,038)
Debt extinguishment loss	38,219	6,201,589	38,219	6,201,589
Foreign currency translation effect			(3,729,098)	3,965,584
Ending balance	$ 275,878,479	$ 227,671,760	275,878,479	227,671,760	269,854,235	$ 209,326,775
Latam Logistic Properties SA [member]
DisclosureOfLongTermDebtLineItems [Line Items]
Beginning balance			$ 269,854,235	$ 209,326,775	209,326,775	188,719,114
Secured bank debt borrowings					199,135,651	44,217,867
Bridge loan borrowings					6,540,992
Secured bank debt repayments					(152,416,321)	(13,335,183)
Bridge loan repayments					(66,040)
Long—term accrued interest						(9,733)
Debt issuance cost					(814,661)	(41,550)	$ (1,070,987)
Deferred financing cost amortization					184,423	1,037,824
Debt modification gain					(143,630)	(3,775,054)
Debt extinguishment loss					8,370,997
Foreign currency translation effect					(263,951)	(7,486,510)
Ending balance					$ 269,854,235	$ 209,326,775	$ 188,719,114